SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS (Details)	1 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 COP ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 COP ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount	$ 2,361,010	$ 9,204,121,586	$ 2,361,010	$ 9,204,121,586	$ 2,778,063	$ 11,505,151,984	$ 2,361,010
Discount on future payments							(350,067)
Receivables from the sale of investment properties - short term							5,751,931		$ 4,072,391
Receivables from the sale of investment properties - long term									4,147,507
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount					$ 2,778,063	$ 11,505,151,984			2,778,063	$ 8,874,753
Discount on future payments									(810,716)
Receivables from the sale of investment properties - short term									4,072,391
Total consideration outstanding, net of discount									8,219,898
Receivables from the sale of investment properties - long term									4,147,507
Installment payment due in August 2024 [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount							1,109,454
Installment payment due in November 2024 [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount							1,109,454
Installment payment due in February 2025 [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount							$ 3,883,090
1st Installment Payment Due in February 2024 [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount									1,204,082
2nd Installment Payment Due in May 2024 [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount									1,204,082
3rd Installment Payment Due in August 2024 [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount									1,204,082
4th Installment Payment Due in November 2024 [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount									1,204,082
5th Installment Payment Due in February 2025 [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount									$ 4,214,286